Short-Term Bank Loan (Details)																	6 Months Ended	12 Months Ended
	Jun. 15, 2025 USD ($)	Sep. 06, 2024 USD ($)	Jul. 26, 2024 USD ($)	Jul. 25, 2024 USD ($)	Jul. 01, 2024 USD ($)	Jun. 28, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 15, 2024	Sep. 07, 2023 USD ($)	Apr. 14, 2023 USD ($)	Mar. 30, 2023 USD ($)	Oct. 28, 2022 USD ($)	Oct. 28, 2022 CNY (¥)	Sep. 07, 2022 USD ($)	Jun. 01, 2022 USD ($)	Jan. 19, 2022 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 15, 2025 CNY (¥)	Sep. 06, 2024 CNY (¥)	Jul. 26, 2024 CNY (¥)	Jul. 25, 2024 CNY (¥)	Jul. 01, 2024 CNY (¥)	Jun. 28, 2024 CNY (¥)	Jun. 20, 2024 CNY (¥)	Sep. 07, 2023 CNY (¥)	Apr. 14, 2023 CNY (¥)	Mar. 30, 2023 CNY (¥)	Sep. 07, 2022 CNY (¥)	Jun. 01, 2022 CNY (¥)	Jan. 19, 2022 CNY (¥)
Short-Term Bank Loan [Line Items]
Short-term borrowings																	$ 3,510,000
Outstanding loan balance
Loan agreement with Zhejiang Rural Commercial Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date						Jun. 28, 2024
Short-term borrowings						$ 1,230,000																		¥ 9,000,000
Short-term borrowings, term						1 year
Loan agreement maturity date						Jun. 27, 2025
Short-term bank loan, fixed interest rate						5.50%																		5.50%
Outstanding loan balance																		$ 1,298,230
Loan Agreements with Zhejiang Mingtai Commercial Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date										Apr. 14, 2023					Jun. 01, 2022
Short-term borrowings										$ 1,310,000					$ 1,350,000												¥ 9,300,000			¥ 9,300,000
Short-term borrowings, term										2 years					1 year
Loan agreement maturity date										Apr. 10, 2025					Apr. 01, 2023
Outstanding loan balance																	1,256,352
Loan Agreements with Beijing Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date									Sep. 07, 2023					Sep. 07, 2022
Short-term borrowings									$ 710,000					$ 720,000												¥ 5,000,000			¥ 5,000,000
Short-term borrowings, term									1 year					1 year
Loan agreement maturity date									Sep. 07, 2024					Sep. 06, 2023
Outstanding loan balance																	697,973
Loan payable to Jiaxing Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date		Sep. 06, 2024	Jul. 26, 2024	Jul. 25, 2024	Jul. 01, 2024
Short-term borrowings		$ 350,000	$ 710,000	$ 710,000	$ 710,000															¥ 2,500,000	¥ 5,000,000	¥ 5,000,000	¥ 5,000,000
Loan agreement maturity date		Sep. 06, 2025	Jul. 26, 2025	Jul. 25, 2025	Jul. 01, 2025
Outstanding loan balance																	3,140,879
Zhejiang Hua Chen Tech [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date	Jun. 15, 2025
Short-term borrowings	$ 1,400,000																		¥ 9,999,000
Short-term borrowings, term								1 year
Loan agreement maturity date	Jun. 15, 2025							Jun. 15, 2026
Short-term bank loan, fixed interest rate								6.50%
Outstanding loan balance																	1,395,807
Loan Agreements with Shanghai Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date											Mar. 30, 2023					Jan. 19, 2022
Short-term borrowings											$ 560,000					$ 720,000												¥ 4,000,000			¥ 5,000,000
Short-term borrowings, term											1 year					1 year
Loan agreement maturity date											Mar. 27, 2024					Jan. 18, 2023
Outstanding loan balance																	$ 292,827
Loan Agreement with China Merchants Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date							Jun. 20, 2024
Short-term borrowings							$ 680,000																		¥ 5,000,000
Short-term borrowings, term							1 year
Loan agreement maturity date							Jun. 20, 2025
Car Loan Contract [Member]
Short-Term Bank Loan [Line Items]
Short-term borrowings, term												3 years	3 years
Number of installments												36	36
Repayments of installment												$ 5,914	¥ 39,798
Zhejiang TD Parking [Member] | Loan payable to Jiaxing Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date			Jul. 26, 2024
Loan agreement maturity date			Jul. 26, 2025